Capital Group International Bond ETF
(USD-Hedged)
Investment portfolio
September 30, 2025
unaudited

Bonds, notes & other debt instruments 97.42% Euros 25.61%	Principal amount (000)	Value (000)
Albania (Republic of) 4.75% 2/14/2035	EUR100	$119
Alpha Bank SA 4.25% 6/11/2031 (5-year EUR Mid-Swap + 5.823% on 6/11/2026) (a)	100	119
Amprion Gmbh 3.875% 6/5/2036	300	355
AT&T, Inc. 1.60% 5/19/2028	270	309
Belgium (Kingdom of), Series 97, 3.00% 6/22/2033	290	341
Belgium (Kingdom of), Series 101, 3.50% 6/22/2055	220	228
British American Tobacco PLC 3.00% junior subordinated perpetual bonds (5-year EUR Mid-Swap + 3.372% on 12/27/2026) (a)	300	352
Bulgaria (Republic of) 3.375% 7/18/2035	245	283
CaixaBank SA, subordinated, 1.25% 6/18/2031 (5-year EUR Mid-Swap + 1.63% on 6/18/2026) (a)	300	350
Colombia (Republic of) 3.75% 9/19/2028	100	118
Electricite de France SA 2.875% junior subordinated perpetual bonds (5-year EUR Mid-Swap + 3.373% on 3/15/2027) (a)	400	464
Equinor ASA 1.375% 5/22/2032	100	105
European Financial Stability Facility 3.375% 8/30/2038	500	594
European Union 3.75% 10/12/2045	350	407
European Union 4.00% 10/12/2055	195	227
Exxon Mobil Corp. 0.524% 6/26/2028	250	279
French Republic O.A.T. 1.25% 5/25/2034	990	982
French Republic O.A.T. 3.75% 5/25/2056	170	179
Germany (Federal Republic of) 2.10% 4/12/2029	1,541	1,806
Germany (Federal Republic of) 2.20% 2/15/2034	480	547
Germany (Federal Republic of) 1.80% 8/15/2053	100	86
Germany (Federal Republic of) 2.50% 8/15/2054	350	353
Greece (Hellenic Republic of) 4.375% 7/18/2038	440	555
Iberdrola, SA 1.874% 12/31/2079 (5-year EUR Mid-Swap + 2.321% on 4/28/2026) (a)	200	234
Indonesia (Republic of) 0.90% 2/14/2027	125	143
Italy (Republic of) 0.50% 7/15/2028	250	279
Italy (Republic of) 3.35% 7/1/2029	750	906
Italy (Republic of) 3.25% 11/15/2032	600	708
Italy (Republic of) 3.85% 7/1/2034	630	767
Italy (Republic of) 3.65% 8/1/2035	390	464
Italy (Republic of) 4.45% 9/1/2043	290	356
Italy (Republic of) 4.50% 10/1/2053	115	138
McDonald’s Corp. 0.25% 10/4/2028 (b)	100	110
Mizuho Financial Group, Inc. 0.47% 9/6/2029 (3-month EUR-EURIBOR + 0.718% on 9/6/2028) (a)	275	303
National Bank of Greece SA 8.00% 1/3/2034 (5-year EUR-ICE Swap EURIBOR + 4.646% on 1/3/2029) (a)	100	132
New York Life Global Funding 3.625% 1/9/2030 (b)	250	302
Novo Nordisk Finance (Netherlands) BV 3.375% 5/21/2034	100	118
Philip Morris International, Inc. 2.75% 6/6/2029	120	140
Philip Morris International, Inc. 0.80% 8/1/2031	150	154
Portugal Republic 3.00% 6/15/2035	560	651
Svenska Handelsbanken AB 5.00% 8/16/2034 (5-year EUR Mid-Swap + 1.90% on 8/16/2029) (a)	210	262
TotalEnergies SE 2.00% junior subordinated perpetual bonds (5-year EUR-EURIBOR + 1.898% on 4/17/2027) (a)	100	116
Toyota Finance Australia, Ltd. 2.676% 1/16/2029	200	234
Treasury Corporation of Victoria 3.625% 9/29/2040	120	140
Capital Group International Bond ETF (USD-Hedged) — Page 1 of 11

unaudited
Bonds, notes & other debt instruments (continued) Euros (continued)	Principal amount (000)	Value (000)
UBS Group AG 7.75% 3/1/2029 (1-year EUR-ICE Swap EURIBOR + 4.95% on 3/1/2028) (a)	EUR125	$164
United Mexican States 3.50% 9/19/2029	330	391
Verallia SAS 3.875% 11/4/2032	300	352
		16,722
British pounds 11.87%
United Kingdom 0.875% 10/22/2029	GBP5,885	7,014
United Kingdom 0.625% 7/31/2035	800	733
		7,747
Japanese yen 10.13%
Japan 0.10% 12/20/2031	JPY30,750	192
Japan 0.50% 12/20/2032	20,200	128
Japan, Series 152, 1.20% 3/20/2035	171,950	1,120
Japan 0.50% 12/20/2038	341,900	1,904
Japan, Series 37, 0.60% 6/20/2050	140,000	565
Japan, Series 84, 2.10% 9/20/2054	490,100	2,704
		6,613
Chinese yuan renminbi 8.44%
China (People’s Republic of) 1.43% 1/25/2030	CNY19,110	2,665
China (People’s Republic of), Series INBK, 2.27% 5/25/2034	17,920	2,604
China (People’s Republic of), Series INBK, 1.92% 1/15/2055	1,850	241
		5,510
Malaysian ringgits 3.97%
Malaysia (Federation of), Series 0120, 3.422% 9/30/2027	MYR3,090	739
Malaysia (Federation of), Series 0219, 3.885% 8/15/2029	1,880	458
Malaysia (Federation of), Series 0419, 3.828% 7/5/2034	1,450	354
Malaysia (Federation of) 4.054% 4/18/2039	700	173
Malaysia (Federation of), Series 0224, 4.18% 5/16/2044	3,470	865
		2,589
Canadian dollars 3.72%
Canada (Government) 4.00% 3/1/2029	CAD1,250	939
Canada (Government) 2.75% 9/1/2030	600	431
CPPIB Capital, Inc. 4.00% 6/2/2035	500	368
Ontario (Province of) 3.95% 12/2/2035	950	692
		2,430
South Korean won 3.54%
South Korea (Republic of), Series 2712, 2.375% 12/10/2027	KRW672,890	478
South Korea (Republic of) 3.25% 3/10/2029	486,800	354
South Korea (Republic of), Series 3312, 4.125% 12/10/2033	1,917,520	1,481
		2,313
Brazilian reais 2.96%
Brazil (Federative Republic of) 0% 1/1/2026	BRL2,938	533
Brazil (Federative Republic of) 10.00% 1/1/2031	7,462	1,226
Brazil (Federative Republic of) 6.00% 8/15/2050	1,055	172
		1,931
Capital Group International Bond ETF (USD-Hedged) — Page 2 of 11

unaudited
Bonds, notes & other debt instruments (continued) Australian dollars 2.23%	Principal amount (000)	Value (000)
New South Wales Treasury Corp. 5.25% 2/24/2038	AUD843	$561
Treasury Corporation of Victoria 5.50% 9/15/2039	1,335	893
		1,454
Norwegian kroner 1.66%
Norway (Kingdom of) 3.75% 6/12/2035	NOK11,090	1,086
Philippine pesos 0.95%
Philippines (Republic of) 6.25% 2/28/2029	PHP17,900	312
Philippines (Republic of) 6.375% 4/28/2035	17,500	310
		622
Total Hungarian forints 0.71%
Hungary (Republic of) 3.00% 8/21/2030	HUF178,000	462
Total Colombian pesos 0.50%
Colombia (Republic of), Series B, 7.25% 10/18/2034	COP1,669,400	330
Mexican pesos 0.28%
United Mexican States, Series M, 8.00% 7/31/2053	MXN3,800	181
Turkish lira 0.12%
Turkey (Republic of), Series 5Y, 12.60% 10/1/2025	TRY3,200	77
U.S. dollars 20.73%
Amgen, Inc. 5.65% 3/2/2053	USD75	75
Angola (Republic of) 9.50% 11/12/2025	200	201
Biocon Biologics Global PLC 6.67% 10/9/2029 (c)	200	194
BMO Mortgage Trust, Series 2024-5C8, Class AS, 5.94% 12/15/2057 (d)(e)	45	47
Bristol-Myers Squibb Co. 5.65% 2/22/2064	70	69
Broadcom, Inc. 5.20% 7/15/2035	150	155
Broadcom, Inc. 4.80% 2/15/2036	116	116
BX Trust, Series 2021-SDMF, Class A, (1-month USD CME Term SOFR + 0.703%) 4.854% 9/15/2034 (c)(d)(e)	93	93
BX Trust, Series 2021-ACNT, Class A, (1-month USD CME Term SOFR + 0.964%) 5.115% 11/15/2038 (c)(d)(e)	78	78
BX Trust, Series 2025-BIO3, Class A, 6.138% 2/10/2042 (c)(d)	100	103
CALI Mortgage Trust, Series 24-SUN, Class A, (1-month USD CME Term SOFR + 1.89%) 6.041% 7/15/2041 (c)(d)(e)	100	100
Charter Communications Operating, LLC 4.40% 4/1/2033	250	237
China Oil and Gas Group, Ltd. 4.70% 6/30/2026	220	219
Colombia (Republic of) 3.00% 1/30/2030	200	181
Connecticut Avenue Securities Trust, Series 2024-R02, Class 1M1, (30-day Average USD-SOFR + 1.10%) 5.456% 2/25/2044 (c)(d)(e)	47	47
Durst Commercial Mortgage Trust, Series 2025-151, Class A, 5.317% 8/10/2042 (c)(d)(e)	100	102
Edison International 6.25% 3/15/2030	25	26
Edison International 5.25% 3/15/2032	150	149
Enel Finance International NV 4.125% 9/30/2028 (c)	200	199
EquipmentShare, Series 2024-2M, Class A, 5.70% 12/20/2032 (c)(d)	86	88
Export-Import Bank of Thailand 5.354% 5/16/2029	250	259
Fannie Mae Pool #MA5552 5.00% 12/1/2054 (d)	715	710
Fannie Mae Pool #MA5699 5.00% 5/1/2055 (d)	331	328
Fannie Mae Pool #MA5701 6.00% 5/1/2055 (d)	36	37
Capital Group International Bond ETF (USD-Hedged) — Page 3 of 11

unaudited
Bonds, notes & other debt instruments (continued) U.S. dollars (continued)	Principal amount (000)	Value (000)
Ford Motor Co. 3.25% 2/12/2032	USD150	$131
Ford Motor Credit Co., LLC 6.95% 6/10/2026	250	253
Ford Motor Credit Co., LLC 5.875% 11/7/2029	200	204
Freddie Mac Pool #SD8453 5.50% 8/1/2054 (d)	1,363	1,377
Freddie Mac Pool #RJ2702 6.00% 8/1/2054 (d)	154	157
Freddie Mac Pool #QX6724 6.00% 2/1/2055 (d)	158	162
Freddie Mac Pool #SD8525 6.00% 4/1/2055 (d)	111	114
Freddie Mac Pool #SD8534 6.00% 5/1/2055 (d)	30	31
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2022-DNA6, Class M1B, (30-day Average USD-SOFR + 3.70%) 8.056% 9/25/2042 (c)(d)(e)	100	105
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2025-DNA1, Class A1, (30-day Average USD-SOFR + 0.95%) 5.306% 1/25/2045 (c)(d)(e)	13	13
Hawaii Hotel Trust, Series 2025-MAUI, Class E, (1-month USD CME Term SOFR + 3.29%) 7.44% 3/15/2042 (c)(d)(e)	100	98
Hudson Yards Mortgage Trust, Series 2025-SPRL, Class A, 5.649% 1/13/2040 (c)(d)(e)	109	113
Hyundai Capital America 4.25% 9/18/2028 (c)	217	217
Intesa Sanpaolo SpA 8.248% 11/21/2033 (1-year UST Yield Curve Rate T Note Constant Maturity + 4.40% on 11/21/2032) (a)(c)	200	236
Kasikornbank PCL (Hong Kong Branch) 3.343% 10/2/2031 (5-year UST Yield Curve Rate T Note Constant Maturity + 1.70% on 10/2/2026) (a)	200	196
Korea Electric Power Corp. 4.75% 2/13/2028 (c)	200	203
Korea Gas Corp. 5.00% 7/8/2029 (c)	200	206
LG Energy Solution, Ltd. 5.25% 4/2/2028 (c)	200	204
Mars, Inc. 5.20% 3/1/2035 (c)	200	205
MFRA Trust, Series 2025-NQM3, Class A1, 5.261% 8/25/2070 (6.261% on 7/1/2029) (a)(c)(d)	99	100
Mission Lane Credit Card Master Trust, Series 2025-C, Class A, 4.78% 12/16/2030 (c)(d)	100	100
MMP Capital, Series 2025-A, Class B, 5.72% 12/15/2031 (c)(d)	100	102
MPLX, LP 5.40% 9/15/2035	28	28
MTN (Mauritius) Investments, Ltd. 6.50% 10/13/2026	200	202
NextEra Energy Capital Holdings, Inc. 4.685% 9/1/2027	50	51
Onslow Bay Financial, LLC, Series 2025-NQM3, Class A1, 5.648% 12/1/2064 (6.648% on 2/1/2029) (a)(c)(d)	91	92
Oracle Corp. 4.45% 9/26/2030	250	250
Pacific Gas and Electric Co. 5.00% 6/4/2028	100	101
Pacific Gas and Electric Co. 4.65% 8/1/2028	150	150
Pacific Gas and Electric Co. 6.00% 8/15/2035	50	52
Petroleos Mexicanos 6.875% 10/16/2025	150	150
Petroleos Mexicanos 4.50% 1/23/2026	100	99
Petroleos Mexicanos 6.875% 8/4/2026	250	253
Petroleos Mexicanos 6.49% 1/23/2027	100	101
Petroleos Mexicanos 6.70% 2/16/2032	100	99
Pfizer Investment Enterprises Pte., Ltd. 5.30% 5/19/2053	70	68
Roper Technologies, Inc. 4.45% 9/15/2030	250	251
San Miguel Global Power Holdings Corp. 8.75% perpetual bonds (5-year UST Yield Curve Rate T Note Constant Maturity + 7.732% on 9/12/2029) (a)	200	206
Sands China, Ltd. 5.40% 8/8/2028 (a)	200	205
Santander Drive Auto Receivables Trust, Series 2024-4, Class A2, 5.41% 7/15/2027 (d)	12	12
Sasol Financing USA, LLC 4.375% 9/18/2026	200	199
SCF Equipment Trust, LLC, Series 2025-1A, Class A3, 5.11% 11/21/2033 (c)(d)	100	102
Securitized Term Auto Receivables Trust, Series 2025-A, Class B, 5.038% 7/25/2031 (c)(d)	4	4
SMRC Automotive Holdings Netherlands BV 5.625% 7/11/2029 (c)	200	205
Southern California Edison Co. 5.90% 3/1/2055	100	97
Stillwater Mining Co. 4.00% 11/16/2026 (b)	200	198
SWCH Commercial Mortgage Trust, Series 2025-DATA, Class D, (1-month USD CME Term SOFR + 2.591%) 6.791% 2/15/2042 (c)(d)(e)	100	100
Teva Pharmaceutical Finance Netherlands III BV 3.15% 10/1/2026	59	58
U.S. Bank National Association, Series 2025-SUP1, Class B, 5.582% 2/25/2032 (c)(d)	192	192
Capital Group International Bond ETF (USD-Hedged) — Page 4 of 11

unaudited
Bonds, notes & other debt instruments (continued) U.S. dollars (continued)	Principal amount (000)	Value (000)
Uniform Mortgage-Backed Security 6.50% 10/1/2055 (f)	USD657	$679
Uniform Mortgage-Backed Security 6.50% 11/1/2055 (f)	493	510
United Mexican States 5.375% 3/22/2033	200	200
UnitedHealth Group, Inc. 5.15% 7/15/2034	102	105
Verus Securitization Trust, Series 2024-9, Class A1, 5.438% 11/25/2069 (c)(d)(e)	89	90
Wingspire Equipment Finance, LLC, Series 2024-1A, Class A2, 4.99% 9/20/2032 (c)(d)	83	83
		13,532
Total bonds, notes & other debt instruments (cost: $61,627,000)		63,599
Short-term securities 2.18% Money market investments 2.18%	Shares
Capital Group Central Cash Fund 4.17% (g)(h)	14,247	1,425
Total short-term securities (cost: $1,424,000)		1,425
Total investment securities 99.60% (cost: $63,051,000)		65,024
Other assets less liabilities 0.40%		259
Net Assets 100.00%		$65,283
Futures contracts

Contracts	Type	Number of contracts	Expiration date	Notional amount (000)	Value and unrealized appreciation (depreciation) at 9/30/2025 (000)
3 Month SONIA Index Futures	Long	40	3/17/2026	USD9,612	$(7)
2 Year U.S. Treasury Note Futures	Short	10	12/31/2025	(2,084)	— (i)
2 Year Canadian Government Bond Futures	Long	171	12/18/2025	18,104	43
2 Year Euro-Schatz Futures	Short	52	12/8/2025	(5,563)	9
5 Year Canadian Government Bond Futures	Long	28	12/18/2025	3,229	23
5 Year Euro-Bobl Futures	Long	45	12/8/2025	5,301	(12)
5 Year U.S. Treasury Note Futures	Short	36	12/31/2025	(3,931)	6
10 Year Australian Treasury Bond Futures	Short	4	12/15/2025	(453)	— (i)
10 Year Euro-Bund Futures	Short	1	12/8/2025	(129)	1
10 Year French Government Bond Futures	Long	3	12/8/2025	364	2
10 Year Italy Government Bond Futures	Long	1	12/8/2025	120	1
10 Year Japanese Government Bond Futures	Short	5	12/15/2025	(678,950)	40
10 Year U.S. Treasury Note Futures	Short	2	12/19/2025	(225)	(1)
10 Year UK Gilt Futures	Long	40	12/29/2025	3,634	12
10 Year Ultra U.S. Treasury Note Futures	Short	6	12/19/2025	(691)	(2)
30 Year Euro-Buxl Futures	Short	9	12/8/2025	(1,030)	(13)
30 Year Ultra U.S. Treasury Bond Futures	Short	5	12/19/2025	(600)	(13)
					$89
Capital Group International Bond ETF (USD-Hedged) — Page 5 of 11

unaudited
Forward currency contracts

Contract amount				Counterparty	Settlement date	Unrealized appreciation (depreciation) at 9/30/2025 (000)
Currency purchased (000)		Currency sold (000)
TRY	85	USD	3,575	Barclays Bank PLC	10/3/2025	$1
USD	1,443	AUD	2,188	HSBC Bank	10/7/2025	(5)
PLN	437	USD	1,600	BNP Paribas	10/8/2025	3
USD	1,108	NOK	11,040	Goldman Sachs	10/8/2025	2
USD	438	PLN	1,590	UBS AG	10/8/2025	1
USD	2,614	MYR	11,030	HSBC Bank	10/8/2025	(8)
USD	1,409	GBP	1,040	BNP Paribas	10/9/2025	10
USD	1,085	GBP	800	Standard Chartered Bank	10/9/2025	9
USD	1,015	GBP	750	Citibank	10/9/2025	6
USD	4,207	GBP	3,110	Bank of New York	10/10/2025	25
USD	506	CAD	700	BNP Paribas	10/10/2025	3
GBP	267	USD	198	Barclays Bank PLC	10/10/2025	(1)
USD	672	COP	2,642,400	JPMorgan Chase Bank	10/14/2025	(1)
COP	315	USD	1,227,300	Citibank	10/14/2025	(3)
USD	1,921	CAD	2,656	BNP Paribas	10/16/2025	12
USD	4,329	CNH	30,835	Citibank	10/16/2025	1
USD	988	CNH	7,030	Morgan Stanley	10/16/2025	1
USD	141	CNH	1,000	BNP Paribas	10/16/2025	— (i)
USD	120	CNH	850	BNP Paribas	10/16/2025	— (i)
USD	5,889	EUR	5,011	Morgan Stanley	10/17/2025	— (i)
USD	4,541	EUR	3,867	HSBC Bank	10/17/2025	(3)
USD	6,818	JPY	994,032	Morgan Stanley	10/20/2025	83
USD	632	PHP	36,150	JPMorgan Chase Bank	10/20/2025	12
USD	392	GBP	287	Morgan Stanley	10/20/2025	6
JPY	131	USD	19,500	BNP Paribas	10/20/2025	2
USD	65	JPY	9,634	Citibank	10/20/2025	— (i)
USD	2,658	EUR	2,254	HSBC Bank	10/24/2025	8
USD	3,246	EUR	2,746	Morgan Stanley	10/27/2025	18
USD	1,389	BRL	7,423	Citibank	10/27/2025	3
USD	137	MXN	2,541	Morgan Stanley	10/27/2025	(1)
USD	2,350	KRW	3,308,516	Citibank	10/30/2025	(9)
USD	461	HUF	154,100	Citibank	10/31/2025	(2)
USD	503	BRL	2,920	Standard Chartered Bank	1/9/2026	(33)
						$140
Swap contracts

Interest rate swaps
Centrally cleared interest rate swaps
Receive		Pay		Expiration date	Notional amount (000)	Value at 9/30/2025 (000)	Upfront premium paid (received) (000)	Unrealized appreciation (depreciation) at 9/30/2025 (000)
Rate	Payment frequency	Rate	Payment frequency
6-month EURIBOR	Semi-annual	2.2032%	Annual	2/10/2027	EUR1,250	$(1)	$—	$(1)
6-month EURIBOR	Semi-annual	2.2007%	Annual	2/10/2027	1,250	(1)	—	(1)
4.1378%	Annual	6-month NOK-NIBOR	Semi-annual	2/10/2027	NOK14,760	(2)	—	(2)
4.135%	Annual	6-month NOK-NIBOR	Semi-annual	2/10/2027	14,740	(2)	—	(2)
2.384%	Semi-annual	6-month CORRA	Semi-annual	9/9/2027	CAD4,310	3	—	3
Capital Group International Bond ETF (USD-Hedged) — Page 6 of 11

unaudited
Swap contracts (continued)

Interest rate swaps (continued)
Centrally cleared interest rate swaps (continued)
Receive		Pay		Expiration date	Notional amount (000)	Value at 9/30/2025 (000)	Upfront premium paid (received) (000)	Unrealized appreciation (depreciation) at 9/30/2025 (000)
Rate	Payment frequency	Rate	Payment frequency
2.393%	Semi-annual	6-month CORRA	Semi-annual	9/10/2027	2,310	$2	$—	$2
3-month SEK STIBOR	Quarterly	2.3132%	Annual	5/1/2030	SEK22,000	2	—	2
3.7898%	Annual	6-month NOK-NIBOR	Semi-annual	9/10/2030	NOK9,350	(12)	—	(12)
SOFR	Annual	3.313%	Annual	9/10/2032	USD970	10	—	10
						$(1)	$—	$(1)
Bilateral interest rate swaps
Receive		Pay		Counterparty	Expiration date	Notional amount (000)	Value at 9/30/2025 (000)	Upfront premium paid (received) (000)	Unrealized appreciation (depreciation) at 9/30/2025 (000)
Rate	Payment frequency	Rate	Payment frequency
14.89%	At maturity	BZDIOVER	At maturity	Goldman Sachs	1/4/2027	BRL4,880	$12	$—	$12
11.91%	At maturity	BZDIOVER	At maturity	Barclays Bank PLC	1/4/2027	6,400	(48)	—	(48)
							$(36)	$—	$(36)
Credit default swaps
Centrally cleared credit default swaps on credit indices — buy protection
Reference index	Financing rate paid	Payment frequency	Expiration date	Notional amount (000)	Value at 9/30/2025 (000)	Upfront premium paid (received) (000)	Unrealized appreciation (depreciation) at 9/30/2025 (000)
CDX.NA.HY.S44	5.00%	Quarterly	6/20/2030	USD575	$(46)	$(38)	$(8)
Centrally cleared credit default swaps on credit indices — sell protection
Financing rate received	Payment frequency	Reference index	Expiration date	Notional amount(j) (000)	Value at 9/30/2025(k) (000)	Upfront premium paid (received) (000)	Unrealized appreciation (depreciation) at 9/30/2025 (000)
1.00%	Quarterly	iTraxx Europe S44	12/20/2030	EUR640	$16	$16	$— (i)
1.00%	Quarterly	CDX.NA.IG.S45	12/20/2030	USD506	12	12	— (i)
					$28	$28	$— (i)
Investments in affiliates (h)

	Value at 1/1/2025 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 9/30/2025 (000)	Dividend or interest income (000)
Short-term securities 2.18%
Money market investments 2.18%
Capital Group Central Cash Fund 4.17% (g)	$3,781	$22,454	$24,811	$— (i)	$1	$1,425	$64
Capital Group International Bond ETF (USD-Hedged) — Page 7 of 11

unaudited
Restricted securities (b)

	Acquisition date(s)	Cost (000)	Value (000)	Percent of net assets
New York Life Global Funding 3.625% 1/9/2030	9/9/2024	$302	$302	0.46%
Stillwater Mining Co. 4.00% 11/16/2026	6/25/2024	192	198	0.31
McDonald’s Corp. 0.25% 10/4/2028	6/25/2024	98	110	0.17
		$592	$610	0.94%

(a)	Step bond; coupon rate may change at a later date.
(b)	Restricted security, other than Rule 144A securities or commercial paper issued pursuant to Section 4(a)(2) of the Securities Act of 1933.
(c)
Acquired in a transaction exempt from registration under Rule 144A or, for commercial paper, Section 4(a)(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $3,774,000, which represented 5.78% of the net assets of the fund.

(d)	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
(e)
Coupon rate may change periodically. Reference rate and spread are as of the most recent information available. Some coupon rates are determined by the issuer or agent based on current market conditions; therefore, the reference rate and spread are not available.

(f)	Purchased on a TBA basis.
(g)	Rate represents the seven-day yield at 9/30/2025.
(h)	Affiliate of the fund or part of the same "group of investment companies" as the fund, as defined under the Investment Company Act of 1940, as amended.
(i)	Amount less than one thousand.
(j)	The maximum potential amount the fund may pay as a protection seller should a credit event occur.
(k)
The prices and resulting values for credit default swap indices serve as an indicator of the current status of the payment/performance risk. As the value of a sell protection credit default swap increases or decreases, when compared to the notional amount of the swap, the payment/performance risk may decrease or increase, respectively.

Valuation disclosures

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by accounting principles generally accepted in the United States of America. The net asset value per share is calculated once daily as of the close of regular trading on the New York Stock Exchange, normally 4 p.m. New York time, each day the New York Stock Exchange is open. Security transactions are recorded by the fund as of the date the trades are executed with brokers. Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates supplied by one or more pricing vendors on the valuation date.
Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.
Equity securities, including depositary receipts, are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.
Fixed-income securities, including short-term securities, are generally valued at evaluated prices obtained from third-party pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.
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unaudited
Fixed-income class	Examples of standard inputs
All
Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)

Corporate bonds, notes & loans; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information
Municipal securities
Standard inputs and, for certain distressed securities, cash flows or liquidation values using a net present value calculation based on inputs that include, but are not limited to, financial statements and debt contracts

Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described for either equity or fixed-income securities, depending on which method is deemed most appropriate by the fund’s investment adviser. The Capital Group Central Cash Fund (“CCF”), a fund within the Capital Group Central Fund Series (“Central Funds“), is valued based upon a floating net asset value, which fluctuates with changes in the value of CCF’s portfolio securities. The underlying securities are valued based on the policies and procedures in CCF’s statement of additional information.  Exchange-traded futures are generally valued at the official settlement price for futures on the exchange or market on which such instruments are traded, as of the close of business on the day such instruments are being valued. The average month-end notional amount of futures contracts while held was $42,897,000. Forward currency contracts are valued based on the spot and forward exchange rates obtained from a third-party pricing vendor. The average month-end notional amount of open forward currency contracts while held was $43,660,000. Swaps are generally valued using evaluated prices obtained from third-party pricing vendors who calculate these values based on market inputs that may include the yields of the indices referenced in the instrument and the relevant curve, dealer quotes, default probabilities and recovery rates, other reference data, and terms of the contract. The average month-end notional amounts of interest rate swaps and credit default swaps while held were $58,605,000 and $1,426,000, respectively.
Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by the fund’s investment adviser and approved by the board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security, restrictions on resale of the security, relevant financial or business developments of the issuer, actively traded similar or related securities, dealer or broker quotes, conversion or exchange rights on the security, related corporate actions, significant events occurring after the close of trading in the security, and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of the fund is determined. Fair valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.
Processes and structure — The fund’s board of trustees has designated the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Committee”) to administer, implement and oversee the fair valuation process and to make fair value decisions. The Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation team. The Committee reviews changes in fair value measurements from period to period, pricing vendor information and market data, and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews facilitated by the investment adviser’s global risk management group. The Committee reports changes to the fair valuation guidelines to the board of trustees. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.
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unaudited
Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The fund’s valuation levels as of September 30, 2025, were as follows (dollars in thousands):
	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Bonds, notes & other debt instruments:
Euros	$—	$16,722	$—	$16,722
British pounds	—	7,747	—	7,747
Japanese yen	—	6,613	—	6,613
Chinese yuan renminbi	—	5,510	—	5,510
Malaysian ringgits	—	2,589	—	2,589
Canadian dollars	—	2,430	—	2,430
South Korean won	—	2,313	—	2,313
Brazilian reais	—	1,931	—	1,931
Australian dollars	—	1,454	—	1,454
Norwegian kroner	—	1,086	—	1,086
Philippine pesos	—	622	—	622
Total Hungarian forints	—	462	—	462
Total Colombian pesos	—	330	—	330
Mexican pesos	—	181	—	181
Turkish lira	—	77	—	77
U.S. dollars	—	13,532	—	13,532
Short-term securities	1,425	—	—	1,425
Total	$1,425	$63,599	$—	$65,024

	Other investments*
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on futures contracts	$137	$—	$—	$137
Unrealized appreciation on open forward currency contracts	—	206	—	206
Unrealized appreciation on centrally cleared interest rate swaps	—	17	—	17
Unrealized appreciation on bilateral interest rate swaps	—	12	—	12
Unrealized appreciation on credit default swaps	—	—	—	—
Liabilities:
Unrealized depreciation on futures contracts	(48)	—	—	(48)
Unrealized depreciation on open forward currency contracts	—	(66)	—	(66)
Unrealized depreciation on centrally cleared interest rate swaps	—	(18)	—	(18)
Unrealized depreciation on bilateral interest rate swaps	—	(48)	—	(48)
Unrealized depreciation on centrally cleared credit default swaps	—	(8)	—	(8)
Total	$89	$95	$—	$184

*	Futures contracts, forward currency contracts, interest rate swaps and credit default swaps are not included in the investment portfolio.

Capital Group International Bond ETF (USD-Hedged) — Page 10 of 11

unaudited
Key to abbreviation(s)
AUD = Australian dollars
BRL = Brazilian reais
BZDIOVER = Overnight Brazilian Interbank Deposit Rate
CAD = Canadian dollars
CME = CME Group
CNH = Chinese yuan renminbi
CNY = Chinese yuan
COP = Colombian pesos
CORRA = Canadian Overnight Repo Rate Average
EUR = Euros
EURIBOR = Euro Interbank Offered Rate
GBP = British pounds
HUF = Hungarian forints
ICE = Intercontinental Exchange, Inc.
JPY = Japanese yen
KRW = South Korean won

MXN = Mexican pesos
MYR = Malaysian ringgits
NIBOR = Norwegian Interbank Offered Rate
NOK = Norwegian kroner
PHP = Philippine pesos
PLN = Polish zloty
SEK = Swedish kronor
SOFR = Secured Overnight Financing Rate
SONIA = Sterling Overnight Interbank Average Rate
STIBOR = Stockholm Interbank Offered Rate
TBA = To be announced
TRY = Turkish lira
USD = U.S. dollars
UST = U.S. Treasury
Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.
Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing.
You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the Capital Group website at capitalgroup.com.
All Capital Group trademarks mentioned are owned by The Capital Group Companies, Inc., an affiliated company or fund. All other company and product names mentioned are the property of their respective companies.
Capital Client Group, Inc., member FINRA.
© 2025 Capital Group. All rights reserved.
ETGEFP3-321-1125
Capital Group International Bond ETF (USD-Hedged) — Page 11 of 11